Other Borrowings	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Other Borrowings
(10)	Other Borrowings

The Company enters into sweep agreements with customers that sweep funds from deposit accounts into investment accounts. These investment accounts are not federally insured and are treated as borrowings. At December 31, 2015, the outstanding balance of such borrowings totaled $1.4 million. The company pledged securities with a market value of $4.0 million as collateral for these agreements. There were no sweep agreements at December 31, 2014.